UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06120

Exact name of registrant as specified in charter:	Aberdeen Israel Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended March 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2018

Shares		Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—94.8%
COMMON STOCKS—89.5%
ISRAEL—77.6%
69,600		Azrieli Group Ltd. (a)	Real Estate Management & Development— 4.0%	$3,345,736
472,200		Bank Hapoalim BM (a)	Banks— 3.9%	3,247,280
539,200		Bank Leumi Le-Israel BM (a)	Banks— 3.9%	3,257,006
2,367,404		Bezeq The Israeli Telecommunication Corp. Ltd. (a)	Diversified Telecommunication Services— 3.6%	3,034,309
93,353		Check Point Software Technologies Ltd. (b)	Software— 11.1%	9,273,687
25,735		Elbit Systems Ltd. (a)	Aerospace & Defense— 3.7%	3,098,749
144,500		First International Bank of Israel Ltd. (a)	Banks— 3.7%	3,050,087
94,400		Frutarom Industries Ltd. (a)	Chemicals— 10.4%	8,679,845
762,000		Israel Chemicals Ltd. (a)	Chemicals— 3.9%	3,234,918
89,746		Ituran Location and Control Ltd.	Communications Equipment— 3.3%	2,791,101
174,200		Mizrahi Tefahot Bank Ltd. (a)	Banks— 4.0%	3,336,956
78,900		NICE Ltd. (a)	Software— 8.8%	7,372,111
30,616		Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (a)	Food & Staples Retailing— 1.8%	1,544,361
89,484		Sapiens International Corp. NV (a)	Software— 0.9%	789,296
150,700		Strauss Group Ltd. (a)	Food Products— 3.9%	3,248,542
327,520		Teva Pharmaceutical Industries Ltd. (a)	Pharmaceuticals— 6.7%	5,588,468
				64,892,452
UNITED STATES—11.9%
49,200		Amdocs Ltd.	Information Technology Services— 3.9%	3,282,624
80,500		Perrigo Co. PLC (a)	Pharmaceuticals— 8.0%	6,665,823
				9,948,447
		Total Common Stocks		74,840,899
PRIVATE EQUITY—0.6%
GLOBAL—0.0%*
2,237,292	(c)	Emerging Markets Ventures I, L.P. (a)(b)(d)(e)(f)(g)	Private Equity— —%	36,199

ISRAEL—0.6%
1,250,000	(c)	ABS GE Capital Giza Fund, L.P. (a)(b)(d)(f)(g)	Private Equity— —%	31,000
1,674,588	(c)	BPA Israel Ventures, LLC (a)(b)(d)(e)(f)(g)	Private Equity— 0.2%	152,538
250,440	(c)	Delta Fund I, L.P. (a)(b)(d)(f)(g)	Private Equity— 0.1%	53,564
36,320		Exent Technologies Ltd. Preferred A1 Shares (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
31,152		Exent Technologies Ltd. Preferred C Shares (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
7,858		Exent Technologies Ltd. Warrants A1 (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
23,428		Flash Networks Ltd. Ordinary Shares (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
6		Flash Networks Ltd. Series C Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
11,632		Flash Networks Ltd. Series C-1 Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
6,763		Flash Networks Ltd. Series D Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
4,976		Flash Networks Ltd. Series E Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	—

See Notes to Portfolio of Investments.

Aberdeen Israel Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of March 31, 2018

11		Flash Networks Ltd. Warrants C (a)(b)(d)(g)(h)(i)	Private Equity— —%	$—
26		Flash Networks Ltd. Warrants Ordinary (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
1,250,000	(c)	Giza GE Venture Fund III, L.P. (a)(b)(d)(f)(g)	Private Equity— —%	20,088
761,184	(c)	Neurone Ventures II, L.P. (a)(b)(d)(g)(h)	Private Equity— 0.3%	229,969
16,287		Vidyo, Inc. Trust A (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
7,766		Vidyo, Inc. Trust B (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
6,610		Vidyo, Inc. Trust B1 (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
3,432		Vidyo, Inc. Trust C (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
2,075		Vidyo, Inc. Trust C1 (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
41,436		Vidyo, Inc. Trust Common (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
1,357		Vidyo, Inc. Trust D (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
487,159
		Total Private Equity—0.6% (cost $3,808,401)		523,358

Shares	Description	Value (US$)
EXCHANGE TRADED FUNDS—4.7%
UNITED STATES—4.7%
55,000	iShares MSCI Israel ETF	2,723,897
39,100	VanEck Vectors Israel ETF	1,169,634
		3,893,531
	Total Exchange Traded Funds	3,893,531
	Total Long-Term Investments—94.8% (cost $49,635,279)	79,257,788

SHORT-TERM INVESTMENT—4.6%
UNITED STATES—4.6%
3,793,594	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.61%(k)	3,793,594
	Total Short-Term Investment—4.6% (cost $3,793,594)	3,793,594
	Total Investments—99.4% (cost $53,428,873)	83,051,382
	Other Assets in Excess of Liabilities—0.6%	540,090
	Net Assets—100.0%	$83,591,472

(a)                       Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)                       Non-income producing security.

(c)                        Represents contributed capital.

(d)                       Illiquid security.

(e)                        As of March 31, 2018, the aggregate amount of open commitments for the Fund is $888,120.

(f)                         In liquidation.

(g)                        Restricted security, not readily marketable. See Note (a) of the accompanying Notes to Portfolio of Investments.

(h)                       Active private equity investments.

(i)                           Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust. See Note (b) of the accompanying Notes to Portfolio Statements.

(j)                          Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX.  See Note (b) of the accompanying Notes to Portfolio of Investments.

(k)                       Registered investment company advised by State Street Global Advisors.  The rate shown is the current yield as of March 31, 2018.

*                               “Global” is the percentage attributable to the Fund’s holding in a private equity fund which invests globally and is not categorized under a particular country.

ETF               Exchange-Traded Fund

PLC              Public Limited Company

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

March 31, 2018

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 0.6% of the net assets of the Fund as of March 31, 2018. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund’s Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not

Notes to Portfolio of Investments (unaudited) (continued)

March 31, 2018

limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)
Investments in Securities
Common Stocks	15,347,412	59,493,487	—	74,840,899
Exchange Traded Funds	3,893,531	—	—	3,893,531
Short-Term Investment	3,793,594	—	—	3,793,594
Total	23,034,537	59,493,487	—	82,528,024
Private Equity(a)				523,358
Total Investments				83,051,382

Amounts listed as “-” are $0 or round to $0.

(a)         Private Equity investments are measured at the net asset valuations, as a practical expedient for fair value, and are not required to be classified in the fair value hierarchy as per Accounting Standards Update 2015-07. The fair value amounts presented are intended to permit reconciliation to the total investment amount presented in the Portfolio of Investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each fiscal period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended March 31, 2018, securities issued by Bezeq The Israeli Telecomunication Corp. Ltd., First International Bank of Israel Ltd., Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. and Strauss Group Ltd. transferred from Level 1 to Level 2 at the values of $3,034,309, $3,050,087, $1,544,361 and $3,248,542, respectively, because there was a valuation factor applied at March 31, 2018.

Notes to Portfolio of Investments (unaudited) (continued)

March 31, 2018

For the period ended March 31, 2018, there were no significant changes to the fair valuation methodologies.

b. Private Equity Investments:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security (1)	Acquisition Date(s)	Total Commitments	Cost	Fair Value At 3/31/18	Percent of Net Assets	Cumulative Distributions Received (2)
ABS GE Capital Giza Fund, L.P.	02/03/98 – 02/13/02	$1,250,000	$985,303	$31,000	0.04	$1,660,765
BPA Israel Ventures, LLC (3)	10/05/00 – 12/09/05	2,300,000	904,998	152,538	0.18	352,822
Delta Fund I, L.P.	11/15/00 – 03/28/07	250,000	89,240	53,564	0.07	339,118
Emerging Markets Ventures I, L.P. (3)	01/22/98 – 01/10/06	2,500,000	762,340	36,199	0.04	2,573,955
Exent Technologies Ltd. Preferred A1 Shares (4)	11/29/15	—	59,400	—	—	—
Exent Technologies Ltd. Preferred C Shares (4)	11/29/15	—	—	—	—	—
Exent Technologies Ltd. Warrants A1 (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Ordinary Shares (4)	11/29/15	—	54,613	—	—	—
Flash Networks Ltd. Series C Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series C-1 Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series D Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series E Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Warrants C (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Warrants Ordinary (4)	11/29/15	—	—	—	—	—
Giza GE Venture Fund III, L.P.	01/31/00 – 11/23/06	1,250,000	766,209	20,088	0.02	395,032
Neurone Ventures II, L.P.	11/24/00 – 12/21/10	750,000	115,997	229,969	0.28	533,564
Vidyo, Inc. Trust A (Preferred) (5)	11/22/13	—	14,898	—	—	—
Vidyo, Inc. Trust B (Preferred) (5)	11/22/13	—	7,104	—	—	—
Vidyo, Inc. Trust B1 (Preferred) (5)	11/22/13	—	6,046	—	—	—
Vidyo, Inc. Trust C (Preferred) (5)	11/22/13	—	3,140	—	—	—
Vidyo, Inc. Trust C1 (Preferred) (5)	11/22/13	—	1,898	—	—	—
Vidyo, Inc. Trust Common (5)	11/22/13	—	35,974	—	—	—
Vidyo, Inc. Trust D (Preferred) (5)	11/22/13	—	1,241	—	—	—
Total		$8,300,000	$3,808,401	$523,358	0.63	$5,855,256

Amounts listed as “–” are $0 or round to $0.

Notes to Portfolio of Investments (unaudited) (concluded)

March 31, 2018

(1)   Exent Technologies Ltd., Flash Networks Ltd., Neurone Ventures II, L.P. and Vidyo, Inc. Trust are still considered active investments by the Fund’s Adviser. ABS GE Capital Giza Fund, L.P., BPA Israel Ventures, LLC, Delta Fund I, L.P., Emerging Markets Ventures I, L.P. and Giza GE Venture Fund III, L.P are in liquidation.

(2) Cumulative Distributions include distributions received from income, realized gains or return of capital. Distributions from return of capital will reduce the cost basis of the security.

(3) BPA Israel Ventures LLC has open commitments of $625,412. Emerging Markets Ventures I, L.P. has open commitments of $262,708.

(4)   Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust.

(5)          Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. SVE Star Ventures IX reached the end of its term in 2012 and, accordingly, its entire portfolio was sold in a secondary transaction which closed on December 24, 2012. During the secondary transaction, the Fund’s pro rata holdings in Vidyo (and its affiliate Delta Vidyo) were excluded from the transaction, placed in trust and considered as a distribution-in-kind.

The Fund may incur certain costs in connection with the disposition of the above securities.

c. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Subsequent Event

The completion of the reorganizations of Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc. (“ABE”), Aberdeen Israel Fund, Inc. (“ISL”), Aberdeen Indonesia Fund, Inc. (“IF”), Aberdeen Latin America Equity Fund, Inc. (“LAQ”), Aberdeen Singapore Fund, Inc. (“SGF”), Aberdeen Greater China Fund, Inc. (“GCH”) and The Asia Tigers Fund, Inc. (“GRR”) into Aberdeen Chile Fund, Inc. (the “Acquiring Fund”) occurred after the close of regular business on April 27, 2018. Effective April 30, 2018, the Acquiring Fund was renamed Aberdeen Emerging Markets Equity Income Fund, Inc. (the “Combined Fund”). The Combined Fund follows an emerging markets equity income investment strategy that utilizes leverage, and trades on the NYSE American Exchange under the ticker symbol “AEF.” Additional details regarding the Combined Fund are available on its website, www.aberdeenaef.com, including its portfolio composition, as of May 25, 2018, following the preliminary realignment in the first month of trading under the new strategy (under “Announcements”).

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Israel Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Israel Fund, Inc.

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Israel Fund, Inc.

Date: May 30, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Israel Fund, Inc.

Date: May 30, 2018